Segment information (Tables)	6 Months Ended
Jun. 30, 2021
Segment information
Schedule of results of segments	The following tables include the results for the segments for the three and six months ended June 30, 2021 and 2020.

	Three months ended June 30, 2021
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		segment	Elimin-		Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations		reporting
Time charter revenues	$34,696	10,285	—	44,981	(10,285)	(1)	$34,696
Total revenues	34,696	10,285	—	44,981		(1)	34,696
Operating expenses	(7,272)	(1,804)	(1,621)	(10,697)	1,804	(1)	(8,893)
Equity in earnings (losses) of joint ventures	—	—	—	—	3,267		3,267
Segment EBITDA	27,424	8,481	(1,621)	34,284
Depreciation and amortization	(5,012)	(2,489)	—	(7,501)	2,489	(1)	(5,012)
Operating income (loss)	22,412	5,992	(1,621)	26,783			24,058
Gain (loss) on derivative instruments	—	34	—	34	(34)	(1)	—
Other financial income (expense), net	(6,090)	(2,759)	(4,105)	(12,954)	2,759	(1)	(10,195)
Income (loss) before tax	16,322	3,267	(5,726)	13,863			13,863
Income tax benefit (expense)	(11,225)	—	—	(11,225)	—		(11,225)
Net income (loss)	$5,097	3,267	(5,726)	2,638	—		$2,638
Preferred unitholders’ interest in net income	—	—	—	—	3,877	(2)	3,877
Limited partners’ interest in net income (loss)	$5,097	3,267	(5,726)	2,638	(3,877)	(2)	$(1,239)
(1)	Eliminations reverse each of the income statement line items of the proportional amounts for Joint venture FSRUs and record the Partnership's share of the Joint venture FSRUs net income (loss) to Equity in earnings (losses) of joint ventures.
(2)	Allocates the preferred unitholders' interest in net income to the preferred unitholders.

	Three months ended June 30, 2020
		Joint venture
	Majority	FSRUs		Total
	Held	(proportional		Segment			Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations		Reporting
Time charter revenues	$34,436	12,139	—	46,575	(12,139)	(1)	$34,436
Total revenues	34,436	12,139	—	46,575			34,436
Operating expenses	(6,616)	(2,660)	(1,315)	(10,591)	2,660	(1)	(7,931)
Equity in earnings (losses) of joint ventures	—	—	—	—	6,475	(1)	6,475
Segment EBITDA	27,820	9,479	(1,315)	35,984
Depreciation and amortization	(5,234)	(2,490)	—	(7,724)	2,490	(1)	(5,234)
Operating income (loss)	22,586	6,989	(1,315)	28,260			27,746
Gain (loss) on derivative instruments	—	2,295	—	2,295	(2,295)	(1)	—
Other financial income (expense), net	(2,236)	(2,921)	(4,410)	(9,567)	2,921	(1)	(6,646)
Income (loss) before tax	20,350	6,363	(5,725)	20,988			21,100
Income tax benefit (expense)	(1,419)	112	—	(1,307)	(112)		(1,419)
Net income (loss)	$18,931	6,475	(5,725)	19,681	—		$19,681
Preferred unitholders’ interest in net income	—	—	—	—	3,668	(2)	3,668
Limited partners' interest in net income (loss)	$18,931	6,475	(5,725)	19,681	(3,668)	(2)	$16,013
(1)

Eliminations reverse each of the income statement line items of the proportional amounts for Joint venture FSRUs and record the Partnership's share of the Joint venture FSRUs net income (loss) to Equity in earnings (losses) of joint ventures.

(2)	Allocates the preferred unitholders' interest in net income to the preferred unitholders.

	Six months ended June 30, 2021
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment	Elimin-		Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations		reporting
Time charter revenues	$69,472	20,744	—	90,216	(20,744)	(1)	$69,472
Total revenues	69,472	20,744	—	90,216		(1)	69,472
Operating expenses	(14,257)	(3,675)	(3,543)	(21,475)	3,675	(1)	(17,800)
Equity in earnings (losses) of joint ventures	—	—	—	—	14,341	(1)	14,341
Segment EBITDA	55,215	17,069	(3,543)	68,741
Depreciation and amortization	(10,223)	(4,980)	—	(15,203)	4,980	(1)	(10,223)
Operating income (loss)	44,992	12,089	(3,543)	53,538			55,790
Gain (loss) on derivative instruments	—	7,707	—	7,707	(7,707)	(1)	—
Other financial income (expense), net	(8,204)	(5,455)	(8,169)	(21,828)	5,455	(1)	(16,373)
Income (loss) before tax	36,788	14,341	(11,712)	39,417			39,417
Income tax benefit (expense)	(12,939)	—	—	(12,939)	—		(12,939)
Net income (loss)	$23,849	14,341	(11,712)	26,478	—		$26,478
Preferred unitholders' interest in net income	—	—	—	—	7,754	(2)	7,754
Limited partners' interest in net income (loss)	$23,849	14,341	(11,712)	26,478	(7,754)	(2)	$18,724
(1)	Eliminations reverse each of the income statement line items of the proportional amounts for Joint venture FSRUs and record the Partnership's share of the Joint venture FSRUs net income (loss) to Equity in earnings (losses) of joint ventures.
(2)	Allocates the preferred unitholders’ interest in net income to the preferred unitholders.

	Six months ended June 30, 2020
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment	Elimin-		Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations		Reporting
Time charter revenues	$71,122	22,666	—	93,788	(22,666)	(1)	$71,122
Total revenues	71,122	22,666	—	93,788			71,122
Operating expenses	(12,846)	(5,812)	(3,020)	(21,678)	5,812	(1)	(15,866)
Equity in earnings (losses) of joint ventures	—	—	—	—	(3,572)	(1)	(3,572)
Segment EBITDA	58,276	16,854	(3,020)	72,110
Depreciation and amortization	(10,516)	(4,984)	—	(15,500)	4,984	(1)	(10,516)
Operating income (loss)	47,760	11,870	(3,020)	56,610			41,168
Gain (loss) on derivative instruments	—	(9,490)	—	(9,490)	9,490	(1)	—
Other financial income (expense), net	(4,781)	(5,952)	(8,851)	(19,584)	5,952	(1)	(13,632)
Income (loss) before tax	42,979	(3,572)	(11,871)	27,536			27,536
Income tax benefit (expense)	(2,381)	—	—	(2,381)	—		(2,381)
Net income (loss)	$40,598	(3,572)	(11,871)	25,155	—		$25,155
Preferred unitholders’ interest in net income	—	—	—	—	7,337	(2)	7,337
Limited partners’ interest in net income (loss)	$40,598	(3,572)	(11,871)	25,155	(7,337)	(2)	$17,818
(1)	Eliminations reverse each of the income statement line items of the proportional amounts for Joint venture FSRUs and record the Partnership's share of the Joint venture FSRUs net income (loss) to Equity in earnings (losses) of joint ventures.
(2)	Allocates the preferred unitholders' interest in net income to the preferred unitholders.

	As of June 30, 2021
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		segment	Elimin-		Consolidated
	FSRUs	consolidation)	Other	reporting	ations		reporting
Vessel, net of accumulated depreciation	$611,000	237,284	—	848,284	(237,284)	(1)	$611,000
Net investment in financing lease	271,828	—	—	271,828	—		271,828
Goodwill	251	—	—	251	—		251
Advances to joint ventures	—	—	4,285	4,285	—		4,285
Total assets	966,884	266,083	12,441	1,245,408	(266,083)	(1)	979,325
Acummulated earnings of joint ventures	—	—	50	50	23,980	(1)	24,030
Expenditure for drydocking	1,590	6	—	1,596	(6)	(2)	1,590
Principal repayment financing lease	2,430	—	—	2,430	—		2,430
Amortization of above market contract	$1,366	—	—	1,366	—		$1,366
(1)

Eliminates the proportional share of the Joint venture FSRUs' Vessels, net of accumulated depreciation, and Total assets and reflects the Partnership's share of net assets (assets less liabilities) of the Joint venture FSRUs as Accumulated earnings (losses) of joint ventures.

(2)	Eliminates the Joint venture FSRUs' Expenditures for vessels & equipment and drydocking to reflect the consolidated expenditures of the Partnership.

	As of December 31, 2020
		Joint venture
	Majority	FSRUs		Total
	Held	(proportional		Segment			Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations		Reporting
Vessels, net of accumulated depreciation	$619,620	242,226	—	861,846	(242,226)	(1)	$619,620
Net investment in financing lease	274,257	—	—	274,257	—		274,257
Goodwill	251	—	—	251	—		251
Advances to joint ventures	—	—	4,153	4,153	—		4,153
Total assets	969,278	267,003	12,532	1,248,813	(267,003)	(1)	981,810
Accumulated earnings of joint ventures	—	—	50	50	9,640	(1)	9,690
Expenditures for vessels & equipment	8	75	—	83	(75)	(2)	8
Expenditures for drydocking	—	2	—	2	(2)	(2)	—
Principal repayment financing lease	4,551	—	—	4,551	—		4,551
Amortization of above market contract	$3,052	—	—	3,052	—		$3,052
(1)	Eliminates the proportional share of the Joint venture FSRUs’ Vessels, net of accumulated depreciation, and Total assets and reflects the Partnership’s share of net assets (assets less liabilities) of the Joint venture FSRUs as Accumulated earnings of joint ventures.
(2)	Eliminates (a) the Joint venture FSRUs’ Expenditures for vessels & equipment and drydocking to reflect the consolidated expenditures of the Partnership and (b) impairment/retirement of equipment to reflect the Partnership's consolidated assets.